Benefit Plans. - Schedule of Defined Benefit Pension Plan (Details) - Pension Plan [Member] - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Projected benefit obligation	$ 385	$ 388
Accumulated benefit obligation	385	388
Fair value of plan assets	$ 354	$ 333